Accounts Receivable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
10.
Accounts receivable

As at	December 31, 2023	December 31, 2022
Trade receivables	23,422	17,558
Other receivables	3,637	5,078
	27,059	22,636

The Company has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. Refer to note 34 for credit risk disclosures.